THE ADVISORS’ INNER CIRCLE FUND

AT All Cap Growth Fund

AT Equity Income Fund

(the “Funds”)

Supplement dated May 29, 2018

to the Prospectus dated December 13, 2017

(the “Prospectus”)

This Supplement provides new and additional information beyond that contained in the Prospectus,

and should be read in conjunction with the Prospectus.

In connection with the closing of each of the reorganization of the Geneva Advisors All Cap Growth Fund, formerly a series of Trust for Professional Managers (“TPM”), into the AT All Cap Growth Fund, and the reorganization of the Geneva Advisors Equity Income Fund, formerly a series of TPM, into the AT Equity Income Fund, effective immediately, the Prospectus is hereby supplemented as follows:

1.	The first three sentences of the second paragraph of the AT All Cap Growth Fund’s “Performance Information” section are deleted and replaced with the following:

Before the Fund commenced operations, the Fund acquired the assets and liabilities of the All Cap Growth Predecessor Fund (the “Reorganization”). After being approved by shareholders of the All Cap Growth Predecessor Fund, the Reorganization occurred on February 12, 2018. As a result of the Reorganization, shareholders of the All Cap Growth Predecessor Fund’s Class I and Class R shares received Institutional Class Shares of the Fund, and the Fund assumed the performance and accounting history of the All Cap Growth Predecessor Fund’s Class I shares prior to the date of the Reorganization.

2.	The first three sentences of the second paragraph of the AT Equity Income Fund’s “Performance Information” section are deleted and replaced with the following:

Before the Fund commenced operations, the Fund acquired the assets and liabilities of the Equity Income Predecessor Fund (the “Reorganization”). After being approved by shareholders of the Equity Income Predecessor Fund, the Reorganization occurred on February 12, 2018. As a result of the Reorganization, shareholders of the Equity Income Predecessor Fund’s Class I and Class R shares received Institutional Class Shares of the Fund, and the Fund assumed the performance and accounting history of the Equity Income Predecessor Fund’s Class I shares prior to the date of the Reorganization.

3.	The first sentence of the second paragraph of the “Financial Highlights” section is deleted and replaced with the following:

The financial information shown below is that of the Class I shares of the All Cap Growth Predecessor Fund and the Equity Income Predecessor Fund for periods prior to February 12, 2018, which is the date on which the AT All Cap Growth Fund and AT Equity Income Fund assumed the performance and accounting history of the All Cap Growth Predecessor Fund’s and the Equity Income Predecessor Fund’s Class I shares, respectively.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

ATF-SU-001-0100